Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Analysis of income and expense [abstract]
Findus Group integration costs	€ 0.0	€ 1.8
Brexit Costs - Exceptional Items	0.2	0.0
Supply chain reconfiguration	0.0	(1.3)
Goodfella's Pizza & Aunt Bessie's integration costs	2.0	1.8
Factory optimization	0.6	0.3
Exceptional Items, Tax Expense (Income), Continuing Operations	(0.5)	(0.5)
Cash flows relating to exceptional items	€ (4.7)	€ (5.4)